Loan Receivable — Third Party	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loan Receivable - Third Party [Abstract]
LOAN RECEIVABLE — THIRD PARTY

Note 6 — LOAN RECEIVABLE — THIRD PARTY, NET

Loan receivable — third party, net consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Borrower A	2,621,944	1,321,944	1,039,346
Less: Allowance for credit loss	—	(132,194)	(103,935)
Loan receivable – third party, net	2,621,944	1,189,750	935,411

The Company provided Borrower A with a term loan of S$2,621,944 ($2,000,000), maturing on April 15, 2025, the loan shall bear interest at a fixed rate of five percent (5%) per annum.

As of the date of the issuance of unaudited condensed consolidated financial statements, the Company has collected S$1,300,000 and extended the remaining balance of S$1,321,944 to October 15, 2025.

The Company recognized an expected credit loss provision of S$132,194 ($103,935) for the six months ended June 30, 2025.

Note 6 — LOAN RECEIVABLE — THIRD PARTY

Loan receivable — third party consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Borrower A	—	2,621,944	1,919,151
Loan receivable – third party	—	2,621,944	1,919,151

The Company provided Borrower A with a term loan of S$2,621,944 ($2,000,000), maturing on April 15, 2025, the loan shall bear interest at a fixed rate of five percent (5%) per annum.

As of the date of the issuance of consolidated financial statements, the Company has collected S$1,300,000 and extended the remaining balance of S$1,321,944 to October 15, 2025.